Subsequent Events	9 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
26.	Subsequent Events
The share repurchase based on the resolution at the Board of Directors meeting held on
November 2, 2020, and the
cancellation of own shares

based on the resolution at the Board of Directors meeting held on October 28, 2019 were completed. The details of share repurchase and cancellation of own shares subsequent to the balance sheet date are as follows.

(1) Status of Share Repurchase
• Class of shares repurchased	Common shares

• Total number of shares repurchased	3,130,100 shares

• Total purchase price of shares repurchased	¥5,280,520,400

• Repurchase period	January 1, 2021 - January 8, 2021

• Method of share repurchase	Market purchases based on the discretionary dealing contract regarding repurchase of own shares

(Reference)
Cumulative number of own shares acquired based on the above resolution at the Board of Directors meeting as of January 8, 2021

• Class of shares repurchased	Common shares

• Total number of shares repurchased	28,230,500 shares

• Total purchase price of shares repurchased	¥44,199,883,050

• Repurchas e period	November 9, 2020 - January 8, 2021

• Method of share repurchase	Market purchases based on the discretionary dealing contract regarding repurchase of own shares

(2) Cancellation of Own Shares
• Class of shares cancelled	Common shares

• Number of shares cancelled	28,230,500 shares

• Cancellation date	January 29, 2021